Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Taxes Recognized During Period
Income taxes recognized during the three and six months ended June 30, 2014 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
	(In thousands)		(In thousands)

Provision for income taxes before restructuring and other items	$7,467	$4,315	$14,361	$9,336
Tax impact of restructuring and other items	-	(595)	-	(1,850)
Provision for income taxes after restructuring and other items	$7,467	$3,720	$14,361	$7,486